GOODWILL, TRADEMARKS AND OTHER INTANGIBLE ASSETS (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended			3 Months Ended				12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2012	Mar. 31, 2014 Continuing Operations [Member]	Mar. 31, 2014 Discontinued Operations [Member]	Jun. 30, 2014 Trademarks [Member]	Jun. 30, 2013 Trademarks [Member]	Jun. 30, 2014 Other Intangible Assets [Member] Exclusive Manufacturing Agreement [Member]
GOODWILL, TRADEMARKS AND OTHER INTANGIBLE ASSETS [Abstract]
Impairment of goodwill and indefinite-lived intangible assets	$ 0	$ 0	$ 0
Finite-Lived Intangible Assets [Line Items]
Accumulated amortization of trademarks and other intangible assets	291	275				22	21
Accumulated amortization of fully amortized trademarks and other intangible assets	142	136				13	13
Intangible assets, gross								4
Useful life								7 years
Renewal period								3 years
Trademark impairment	4	0		3	1
Future amortization expense:
2015	9
2016	5
2017	5
2018	4
2019	$ 3